SCHEDULE OF INVESTMENTS
Small Cap Core (in thousands)	SEPTEMBER 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel Retail – 2.4%
American Eagle Outfitters, Inc.	101	$1,499
Boot Barn Holdings, Inc.(A)	71	1,988

		3,487

Apparel, Accessories & Luxury Goods – 1.0%
Columbia Sportswear Co.	17	1,491

Auto Parts & Equipment – 1.4%
Visteon Corp.(A)	31	2,127

Casinos & Gaming – 0.6%
Caesars Entertainment, Inc.(A)	17	937

Education Services – 3.4%
2U, Inc.(A)	148	5,023

Footwear – 2.2%
Skechers USA, Inc.(A)	109	3,303

Homebuilding – 3.7%
KB Home	52	2,014
TopBuild Corp.(A)	21	3,532

		5,546

Homefurnishing Retail – 1.2%
Restoration Hardware Holdings, Inc.(A)(B)	5	1,751

Leisure Products – 1.2%
Polaris, Inc.	19	1,775

Restaurants – 1.5%
Brinker International, Inc.	25	1,082
Texas Roadhouse, Inc., Class A	19	1,174

		2,256

Specialized Consumer Services – 1.1%
frontdoor, Inc.(A)	43	1,678

Total Consumer Discretionary - 19.7%		29,374

Consumer Staples
Packaged Foods & Meats – 3.6%
TreeHouse Foods, Inc.(A)	132	5,350

Total Consumer Staples - 3.6%		5,350

Energy
Oil & Gas Exploration & Production – 2.4%
Magnolia Oil & Gas Corp.(A)	327	1,691
Parsley Energy, Inc., Class A	200	1,875

		3,566

Total Energy - 2.4%		3,566

Financials
Consumer Finance – 2.1%
Encore Capital Group, Inc.(A)	83	3,205

Financial Exchanges & Data – 1.5%
Morningstar, Inc.	14	2,183

Investment Banking & Brokerage – 1.5%
LPL Investment Holdings, Inc.	30	2,285

Multi-Line Insurance – 1.7%
Kemper Corp.	38	2,521

Regional Banks – 5.3%
First Horizon National Corp.	149	1,402
TCF Financial Corp.	149	3,488
Webster Financial Corp.	113	2,980

		7,870

Thrifts & Mortgage Finance – 1.6%
Essent Group Ltd.	65	2,408

Total Financials - 13.7%		20,472

Health Care
Biotechnology – 4.2%
ChemoCentryx, Inc.(A)	17	919
Halozyme Therapeutics, Inc.(A)	154	4,050
Insmed, Inc.(A)	39	1,251

		6,220

Health Care Equipment – 3.1%
Envista Holdings Corp.(A)	106	2,607
NuVasive, Inc.(A)	8	383
Tandem Diabetes Care, Inc.(A)	15	1,646

		4,636

Health Care Facilities – 2.5%
Encompass Health Corp.	58	3,771

Health Care Services – 3.5%
Chemed Corp.	11	5,161

Health Care Supplies – 1.0%
Haemonetics Corp.(A)	18	1,572

Health Care Technology – 1.2%
Change Healthcare, Inc.(A)	123	1,785

Managed Health Care – 1.1%
HealthEquity, Inc.(A)	33	1,677

Total Health Care - 16.6%		24,822

Industrials
Electrical Components & Equipment – 5.1%
EnerSys	21	1,416
Generac Holdings, Inc.(A)	9	1,813
nVent Electric plc	179	3,169
Regal-Beloit Corp.	12	1,163

		7,561

Environmental & Facilities Services – 1.8%
Clean Harbors, Inc.(A)	49	2,734

Industrial Machinery – 1.4%
RBC Bearings, Inc.(A)	17	2,028

Research & Consulting Services – 3.2%
FTI Consulting, Inc.(A)	15	1,594
ICF International, Inc.	51	3,125

		4,719

Trading Companies & Distributors – 1.1%
Triton International Ltd.	42	1,714

Trucking – 3.5%
Knight Transportation, Inc.	100	4,077
Schneider National, Inc., Class B	46	1,131

		5,208

Total Industrials - 16.1%		23,964

Information Technology
Application Software – 1.3%
Q2 Holdings, Inc.(A)	22	2,012

Data Processing & Outsourced Services – 4.1%
Cardtronics plc, Class A(A)	158	3,135
EVERTEC, Inc.	86	2,968

		6,103

Electronic Components – 1.1%
Knowles Corp.(A)	108	1,606

Electronic Equipment & Instruments – 3.0%
Coherent, Inc.(A)	40	4,481

IT Consulting & Other Services – 4.0%
Switch, Inc., Class A	379	5,921

Semiconductor Equipment – 1.9%
Brooks Automation, Inc.	62	2,871

Systems Software – 2.3%
Varonis Systems, Inc.(A)	30	3,443

Total Information Technology - 17.7%		26,437

Materials
Commodity Chemicals – 1.2%
Cabot Corp.	48	1,728

Diversified Chemicals – 1.3%
Huntsman Corp.	86	1,921

Diversified Metals & Mining – 0.9%
Compass Minerals International, Inc.	23	1,370

Specialty Chemicals – 1.9%
Element Solutions, Inc.(A)	275	2,887

Steel – 1.3%
Warrior Met Coal, Inc.	113	1,934

Total Materials - 6.6%		9,840

Real Estate
Industrial REITs – 0.8%
STAG Industrial, Inc.	36	1,109

Retail REITs – 1.5%
Agree Realty Corp.	36	2,287

Total Real Estate - 2.3%		3,396

Utilities
Gas Utilities – 0.9%
ONE Gas, Inc.	20	1,386

Total Utilities - 0.9%		1,386

TOTAL COMMON STOCKS – 99.6%		$148,607

(Cost: $153,529)

SHORT-TERM SECURITIES

Money Market Funds(C) - 0.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	935	935

TOTAL SHORT-TERM SECURITIES – 0.6%		$935

(Cost: $935)

TOTAL INVESTMENT SECURITIES – 100.2%		$149,542

(Cost: $154,464)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(344)

NET ASSETS – 100.0%		$149,198

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $976 are on loan.
(C)	Rate shown is the annualized 7-day yield at September 30, 2020.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$148,607	$—	$—
Short-Term Securities	935	—	—
Total	$149,542	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$154,464

Gross unrealized appreciation	12,152
Gross unrealized depreciation	(17,074)

Net unrealized depreciation	$(4,922)